Summary of significant accounting policies - Consolidated statements of operations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restatement
Gain/(loss) relating to third-party interests in capital provision assets	$ (494)	$ 195	$ (5,157)	$ (72,836)
Total revenues	319,227	217,330	327,862	534,470
Operating expenses - Annual incentive compensation	24,338	22,145	22,772	24,503
Operating expenses - Equity compensation	10,277	9,272	5,281	4,519
Operating expenses - Legacy asset recovery incentive compensation including accruals	1,908	35,488
Operating expenses - Long-term incentive compensation including accruals	14,692	11,741	16,628	38,870
Total operating expenses	124,272	148,746	119,083	138,065
Operating income	194,955	68,584	208,779	396,405
Foreign currency transactions (gains)/losses	7,674	5,499	(10,746)	(1,956)
Total other expenses	85,938	65,795	28,302	36,791
Income/(loss) before income taxes	109,017	2,789	180,477	359,614
(Provision for)/benefit from income taxes	(11,558)	(9,727)	(23,502)	(31,915)
Net income/(loss)	97,459	(6,938)	156,975	327,699
Net income attributable to non-controlling interests	66,953	21,813	13,700	27,153
Net income/(loss) attributable to Burford Capital Limited shareholders	$ 30,506	$ (28,751)	$ 143,275	$ 300,546
Net income/(loss) attributable to Burford Capital Limited per ordinary share
Basic	$ 0.14	$ (0.13)	$ 0.65	$ 1.37
Diluted	$ 0.14	$ (0.13)	$ 0.65	$ 1.37
Weighted average ordinary shares outstanding
Basic	218,757,232	219,049,877	218,919,822	218,649,877
Diluted	221,802,486	219,049,877	219,635,784	219,107,925
Capital provision income
Restatement
Capital provision income	$ 319,108	$ 194,554	$ 314,948	$ 579,792
Previously Reported
Restatement
Gain/(loss) relating to third-party interests in capital provision assets		2,028	947	(57,500)
Total revenues		152,158	359,121	379,170
Operating expenses - Annual incentive compensation		22,145	22,772	24,503
Operating expenses - Equity compensation		9,272	5,281	4,519
Operating expenses - Legacy asset recovery incentive compensation including accruals		36,364
Operating expenses - Long-term incentive compensation including accruals		7,942	18,125	33,496
Total operating expenses		145,823	120,580	132,691
Operating income		6,335	238,541	246,479
Foreign currency transactions (gains)/losses		5,482	(10,746)	(1,956)
Total other expenses		65,778	28,302	36,791
Income/(loss) before income taxes		(59,443)	210,239	209,688
(Provision for)/benefit from income taxes		3,015	(36,937)	(13,417)
Net income/(loss)		(56,428)	173,302	196,271
Net income attributable to non-controlling interests		15,638	8,187	15,309
Net income/(loss) attributable to Burford Capital Limited shareholders		$ (72,066)	$ 165,115	$ 180,962
Net income/(loss) attributable to Burford Capital Limited per ordinary share
Basic		$ (0.33)	$ 0.75	$ 0.83
Diluted		$ (0.33)	$ 0.75	$ 0.83
Weighted average ordinary shares outstanding
Basic		219,049,877	218,919,822	218,649,877
Diluted		219,699,459	218,919,822	219,061,999
Previously Reported | Capital provision income
Restatement
Capital provision income		$ 127,549	$ 340,103	$ 409,156